Operation lease and other commitment (Details 1)	9 Months Ended
Sep. 30, 2019 USD ($)
Operation Lease And Other Commitment Details 1Abstract
Operating lease liability , beginning balance	$ 404,777
Operating lease liability, repayments of lease liability	(188,094)
Operating lease liability, other	(2,238)
Operating lease liability, ending balance	214,445
Lease liability due within one year	66,212
Lease liability long term	$ 148,233